Segment information	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Segment information

Segment information

We consider each one of our hotels to be an operating segment, none of which meets the threshold for a reportable segment. We also allocate resources and assess operating performance based on individual hotels. Our operating segments meet the aggregation criteria and thus, we report three separate segments by geography: (i) Yucatán Peninsula, (ii) Pacific Coast and (iii) Caribbean Basin.

Our operating segments are components of the business which are managed discretely and for which discrete financial information is reviewed regularly by our Chief Executive Officer, Chief Financial Officer and Chief Operating Officer, all of whom represent our chief operating decision maker (“CODM”). Financial information for each reportable segment is reviewed by the CODM to assess performance and make decisions regarding the allocation of resources. We did not provide a reconciliation of reportable segments’ assets to our consolidated assets as this information is not reviewed by the CODM to assess performance and make decisions regarding the allocation of resources.

The performance of our operating segments is evaluated primarily on adjusted earnings before interest expense, income tax provision, and depreciation and amortization expense (“Adjusted EBITDA”), which should not be considered an alternative to net income or other measures of financial performance or liquidity derived in accordance with U.S. GAAP. We define Adjusted EBITDA as net income, determined in accordance with U.S. GAAP, for the period presented, before interest expense, income tax provision, and depreciation and amortization expense, further adjusted to exclude the following items: (a) other expense, net; (b) transaction expenses; (c) other tax expense, and (d) insurance proceeds.

There are limitations to using financial measures such as Adjusted EBITDA. For example, other companies in our industry may define Adjusted EBITDA differently than we do. As a result, it may be difficult to use Adjusted EBITDA or similarly named financial measures that other companies publish to compare the performance of those companies to our performance. Because of these limitations, Adjusted EBITDA should not be considered as a measure of the income or loss generated by our business or discretionary cash available for investment in our business and investors should carefully consider our U.S. GAAP results presented in our Condensed Consolidated Financial Statements.

The following tables present segment net revenue and a reconciliation to gross revenue and segment Adjusted EBITDA and a reconciliation to net income ($ in thousands):

	Three Months Ended March 31,
	2017	2016
Revenue:
Yucatàn Peninsula	$80,748	$71,617
Pacific Coast	28,432	22,889
Caribbean Basin	61,330	62,347

Segment net revenue(1)	170,510	156,853
Other	—	4
Tips	3,557	3,099

Total gross revenue	$174,067	$159,956

(1)	Net revenue represents total gross revenue less compulsory tips paid to employees and other miscellaneous revenue not derived from segment operations.

	Three Months Ended March 31,
	2017	2016
Adjusted EBITDA:
Yucatàn Peninsula	$43,070	$36,398
Pacific Coast	14,272	11,224
Caribbean Basin	24,940	26,271

Segment Adjusted EBITDA	82,282	73,893
Other corporate—unallocated	(7,809)	(7,059)

Total consolidated Adjusted EBITDA	74,473	66,834

Less:
Other expense, net	645	282
Transaction expenses	6,000	944
Other tax expense	176	418
Insurance proceeds	—	(130)
Add:
Interest expense	(14,015)	(13,743)
Depreciation and amortization	(12,410)	(13,134)

Net income before tax	41,227	38,443

Income tax provision	(13,588)	(1,906)

Net income	$27,639	$36,537